Supplemental Financial Information (Other Current Assets) (Details) - USD ($) $ in Millions	Nov. 03, 2019	Nov. 04, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 302	$ 243
Other Assets, Miscellaneous, Current	427	123
Total other current assets	$ 729	$ 366